Schedule of financial instruments denominated in foreign currencies (Details) € in Thousands, ₩ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		$ 33,357				$ 29,146
Long-term debt		134,846				135,007
Trade receivables		$ 3,085				$ 2,927
Canadian dollar [member]
IfrsStatementLineItems [Line Items]
Cash	$ 258,898,000		$ 294	€ 770
Accounts payable and accrued liabilities	3,583,000		$ 378		₩ 9,133
Long-term debt	111,899,000			€ 36,300
Euro [member]
IfrsStatementLineItems [Line Items]
Cash	667
Accounts payable and accrued liabilities	276
Trade receivables	1,660
Korean won [member]
IfrsStatementLineItems [Line Items]
Long-term debt	$ 123,218